Citigroup Mortgage Loan Trust 2024-RP2 ABS-15G

Exhibit 99.1 - Schedule 8(b)

Exception Summary (Loan Grades)

Run Date - 3/27/2024 9:09:25 AM

Exception Type	Exception Grade	Exception	Open Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Unable to Clear Exceptions	Total
Comment	3	Collection Comments - Incomplete -	63	0	0	0	0	63
		Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	9	0	0	0	0	9
		Damaged Interior - Damage remains unresolved and no indication covered by insurance	8	0	0	0	0	8
		Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	5	0	0	0	0	5
		Title Issue -	4	0	0	0	0	4
		Cease and Desist Request Received From Mortgagor or 3rd Party	2	0	0	0	0	2
		Legal Description Issue - Mortgage contained incorrect legal and no actions to correct to date	1	0	0	0	0	1
		Total Credit Grade (3) Exceptions:	92	0	0	0	0	92